Income Taxes - Deferred Tax Assets / Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Total deferred tax assets, net	$ 1,852	$ 2,524
Deferred tax liabilities:
Total deferred tax liabilities, net	2,017	3,045
ABAS
Deferred tax assets:
Carryforward of notional interest deduction	0	54	55
Tax carryforward losses	1,734	2,023	2,252
Investment tax incentive	458	447	458
Total deferred tax assets, net	2,192	2,524	2,765
Aegean NWE
Deferred tax assets:
Tax carryforward losses	1,402	0	48
Total deferred tax assets, net	1,402	0	48
Deferred tax liabilities:
Revaluation of Aegean NWE fixed assets	2,715	3,045	2,906
Total deferred tax liabilities, net	$ 2,715	$ 3,045	$ 2,906